Compensation Plans	12 Months Ended
Dec. 31, 2022
Compensation Related Costs [Abstract]
Compensation Plans
15. Compensation Plans
Deferred Compensation Plan
The Company contributes to a deferred compensation plan that was established to offer added cash basis incentives for the retention of key employees. On January 1, 2021, cash awards under the Company’s 2020 Long-Term Incentive Plan (the “Plan”) were granted. In addition, the Company approved an additional grant for its 2021 calendar year. The awards were granted to eligible participating employees. The vesting of the granted long term incentive awards is time-based and the only remaining condition is contingent on providing subsequent services as an employee at the time of vesting. The awards vest, and pay out in cash ratably (25%) on January 1st of each year, over a four-year period, during which time the awards are generally forfeitable in the event of employment termination other than for death, disability, or qualifying retirement. Based on an expected probability of future payments, the Company’s obligations related to the plan totaled $5.4 million and $6.8 million as of December 31, 2022 and 2021, respectively. The non-current
liability was $4.4 million and $5.9 million as of December 31, 2022 and 2021, respectively.